ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2014
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts Payable and Accrued Liabilities are apportioned as follows:

	February 28, 2014	February 28, 2013
Trade payables	12,684	36,915
Accrued liabilities	14,537	16,845
Payroll related accruals	1,769	2,629
Warranty accrual	506	573
Income taxes payable	468	-
Total Accounts Payable and Accrued Liabilities	29,964	56,962

Changes in the Warranty Liability

The following table details the changes in the warranty liability for the respective periods:

	Year ended

	February 28, 2014	February 28, 2013

Balance at the beginning of the period	825	1,441
Accruals	750	1,066
Utilization	(956)	(975)
Changes in estimates	-	(707)

Ending Balance	619	825

Short term Portion	506	573
Long term Portion	113	252